Revenue	12 Months Ended
Dec. 31, 2011
Revenue
Revenue

16                                 Revenue

Revenue by product category is summarized as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Anti-stroke medication	745,469	800,979	779,846	123,905
Antibiotics	389,478	435,797	313,464	49,804
Anti-cancer	302,710	417,199	522,373	82,997
Anti-inflammatory drugs	151,396	219,550	185,441	29,464
Vaccine	56,785	62,947	222	35
Other medicines	211,233	204,626	239,201	38,005
Total revenue	1,857,071	2,141,098	2,040,547	324,210